Average Annual Total Returns - FidelitySeriesBlueChipGrowthFund-PRO - FidelitySeriesBlueChipGrowthFund-PRO - Fidelity Series Blue Chip Growth Fund	Sep. 29, 2023
Fidelity Series Blue Chip Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(37.24%)
Past 5 years	11.88%
Since Inception	13.40%
Fidelity Series Blue Chip Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(37.75%)
Past 5 years	7.27%
Since Inception	10.08%
Fidelity Series Blue Chip Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(21.61%)
Past 5 years	9.59%
Since Inception	10.92%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Since Inception	12.71%	[1]

[1]	AFrom November 7, 2013.